Property and Equipment- Disclosure of property and equipment activities (Details) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Property Plant And Equipment Abstract
Property, plant and equipment at beginning of period	$ 2,763,525	$ 2,604,791
plus: purchases	45,892	361,533
Transferred from inventory	(290,938)	874,278
less: depreciation	(265,434)	(1,073,152)
plus: foreign exchange translation	(2,342)	(3,925)
Property, plant and equipment at end of period	$ 2,250,703	$ 2,763,525